Cover Document	May 04, 2021	Nov. 04, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 04, 2021
Entity Registrant Name	Corteva, Inc
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38710
Entity Tax Identification Number	82-4979096
Entity Address, Address Line One	974 Centre Road
Entity Address, Address Line Two	Building 735
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19805
City Area Code	302
Local Phone Number	485-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	CTVA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag		false
Entity Central Index Key		0001755672